SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 2,689,319	$ 3,473,172	$ 3,568,111
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	592,500	566,487	290,225
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	429,766	442,485	315,643
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	215,019	383,288	205,691
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 1,237,285	$ 1,392,260	$ 811,559